LEASE LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Leases	R$ 2,122,768	R$ 2,044,694
Adjusted present value - Leases	(1,282,463)	(1,310,933)
Total lease liabilities	840,305	R$ 733,761	R$ 693,846
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Leases	217,490
Adjusted present value - Leases	(11,167)
Total lease liabilities	206,323
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	528,082
Adjusted present value - Leases	(144,806)
Total lease liabilities	383,276
Later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	1,377,196
Adjusted present value - Leases	(1,126,490)
Total lease liabilities	R$ 250,706